RELATED PARTY TRANSACTIONS - Components of Net Increase (decrease) in IAC Investment n IAC Holdings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Taxes		$ 59,019	$ 60,489	$ (13,200)
Affiliated Entity
Related Party Transaction [Line Items]
Cash transfers (from) to Old IAC related to its centrally managed U.S. treasury management function, acquisitions and cash expenses paid by Old IAC on behalf of the Company, net	$ (1,742,854)		(182,382)	215,993
Contribution of buildings to Match Group	34,973		0	0
Taxes	34,436		(1,874)	1,120
Allocation of costs from Old IAC	12,652		80,143	71,977
Interest income, net	102		420	325
Net (increase) decrease in Old IAC's investment in the Company prior to the MTCH Separation	$ (1,685,995)		$ (263,979)	$ 145,461